Prepayment, Deposits and Other Receivables	12 Months Ended
Jun. 30, 2024
Prepayment, Deposits and Other Receivables [Abstract]
Prepayment, deposits and other receivables

Note 5 — Prepayment, deposits and other receivables

Prepayment, deposits and other receivables included the following:

	As of June 30,
	2023	2024
	HKD	HKD	US$
Prepayments (1)	$614,545	$698,581	$89,466
Other deposits (2)	1,862,922	1,335,268	171,006
Rental deposits	515,583	-	-
Remuneration receivables from the customers to customers’ employees (4)	1,377,989	753,715	96,528
Other receivables (3)	83,784	-	-
Total Prepayment, deposits and other receivables, net	$4,454,823	$2,787,564	$357,000

(1)	It includes the expenses paid in advance to service providers.

(2)	It is refundable deposits to in-country partners upon the termination of services.

(3)	It includes the out-of-pocket payments to be collected from the Group’s service clients.

(4)	It represents the unsettled payments from customers in respect of the Group’s invoices issued for payments of salaries and other statutory contributions (if applicable) of employees of the customers.